Other Income, Net (Tables)	6 Months Ended
Jun. 30, 2025
Other Income and Expenses [Abstract]
Schedule of Other Income, Net

	Quarter		Year-to-Date
($ millions)	2025	2024	2025	2024
Periods ended June 30
Equity component, allowance for funds used during construction	42	32	81	62
Non-service component of net periodic benefit cost	20	18	39	36
Gain (loss) on derivatives, net	19	(1)	32	(6)
Interest income	10	16	22	32
Equity income	1	(1)	7	4
Other	13	1	15	10
	105	65	196	138